T. ROWE PRICE INTERNATIONAL BOND FUND

March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1)	860,000	998
Republic of Albania, 5.75%, 11/12/20 (EUR)	1,326,000	1,501
Total Albania (Cost $2,506)		2,499

ARGENTINA 0.0%
Government Bonds 0.0%
Republic of Argentina, 3.375%, 1/15/23 (EUR)	1,443,000	414
Total Argentina (Cost $1,617)		414

AUSTRALIA 2.3%
Government Bonds 2.3%
Commonwealth of Australia, 3.00%, 3/21/47	21,510,000	17,131
New South Wales Treasury, 4.00%, 5/20/26	8,064,400	5,830
Total Australia (Cost $21,851)		22,961

AUSTRIA 1.7%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	449
		449
Government Bonds 1.7%
Heta Asset Resolution, 2.375%, 12/13/22	14,800,000	17,300
		17,300
Total Austria (Cost $18,524)		17,749

BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35	290,000	291
Total Belgium (Cost $287)		291

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	4,775,000	4,863
Total Bermuda (Cost $5,109)		4,863

BRAZIL 1.2%
Corporate Bonds 0.4%
BRF, 4.875%, 1/24/30 (USD) (2)	2,050,000	1,731
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (USD) (1)(2)	620,000	552
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)
(1)	485,000	417
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	1,735,000	1,594
		4,294
Government Bonds 0.8%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	26,983,000	5,854
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	1,800,000	1,850
		7,704
Total Brazil (Cost $14,493)		11,998

CANADA 1.7%
Corporate Bonds 0.3%
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (3)	4,481,000	2,870
		2,870
Government Bonds 1.4%
Government of Canada, 2.00%, 9/1/23	6,360,000	4,735
Government of Canada, 3.50%, 12/1/45	7,054,000	7,384
Province of Ontario, 2.60%, 6/2/25	2,073,000	1,551
Province of Ontario, 3.50%, 6/2/43	996,000	820
		14,490
Total Canada (Cost $17,892)		17,360

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 3.1%
Corporate Bonds 0.4%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	1,635,000	1,411
Enel Chile, 4.875%, 6/12/28 (USD) (2)	2,425,000	2,412
		3,823
Government Bonds 2.7%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	5,170,000,000	6,606
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	15,855,000,000	20,310
		26,916
Total Chile (Cost $35,200)		30,739

CHINA 7.8%
Corporate Bonds 0.7%
CIFI Holdings Group, 6.55%, 3/28/24 (USD) (2)	2,600,000	2,385
Country Garden Holdings, 5.125%, 1/17/25 (USD)	400,000	368
Country Garden Holdings, 8.00%, 1/27/24 (USD)	400,000	411
Shimao Property Holdings, 5.60%, 7/15/26 (USD)	2,000,000	1,916
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1)	2,000,000	2,245
		7,325
Government Bonds 7.1%
China Development Bank, 3.65%, 5/21/29	40,000,000	5,878
China Development Bank, 4.24%, 8/24/27	150,000,000	22,680
China Development Bank, 4.88%, 2/9/28	40,000,000	6,309
People's Republic of China, 2.94%, 10/17/24	10,000,000	1,450
People's Republic of China, 3.13%, 4/13/22	50,000,000	7,221
People's Republic of China, 3.13%, 11/21/29	30,000,000	4,426
People's Republic of China, 3.25%, 6/6/26	130,000,000	19,033
People's Republic of China, 3.54%, 8/16/28	10,000,000	1,499
People's Republic of China, 3.77%, 3/8/25	10,000,000	1,507
People's Republic of China, 4.00%, 6/24/69	10,000,000	1,615
		71,618
Total China (Cost $78,802)		78,943

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CROATIA 0.3%
Government Bonds 0.3%
Republic of Croatia, 3.875%, 5/30/22 (EUR)	2,645,000	3,061
Total Croatia (Cost $3,232)		3,061

CYPRUS 3.1%
Government Bonds 3.1%
Republic of Cyprus, 1.25%, 1/21/40	50,000	52
Republic of Cyprus, 2.375%, 9/25/28	6,649,000	8,056
Republic of Cyprus, 2.75%, 2/26/34	547,000	699
Republic of Cyprus, 2.75%, 5/3/49	550,000	747
Republic of Cyprus, 3.75%, 7/26/23	6,786,000	8,208
Republic of Cyprus, 3.875%, 5/6/22	6,371,000	7,483
Republic of Cyprus, 4.25%, 11/4/25	4,701,000	6,124
Total Cyprus (Cost $30,896)		31,369

CZECH REPUBLIC 0.7%
Corporate Bonds 0.1%
UniCredit Bank Czech Republic & Slovakia, 0.625%, 4/30/20
(EUR)	1,300,000	1,435
		1,435
Government Bonds 0.6%
Czech Republic, 3.625%, 4/14/21 (EUR)	3,093,000	3,541
Czech Republic, 3.875%, 5/24/22 (EUR)	2,038,000	2,436
		5,977
Total Czech Republic (Cost $7,981)		7,412

DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3)	2,475,000	2,457
Total Denmark (Cost $2,761)		2,457

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1)	1,845,000	1,781
Total Egypt (Cost $2,069)		1,781

FRANCE 4.8%
Corporate Bonds 1.2%
Altice France, 5.875%, 2/1/27 (1)	375,000	420
AXA, VR, 5.25%, 4/16/40 (3)	850,000	937
BNP Paribas, 5.75%, 1/24/22 (GBP)	174,000	230
BPCE, 1.125%, 1/18/23	1,400,000	1,515
Credit Agricole, 1.00%, 9/16/24	2,800,000	3,066
Credit Agricole, 1.875%, 12/20/26	1,100,000	1,199
Orange, 0.875%, 2/3/27	200,000	217
Societe Fonciere Lyonnaise, 2.25%, 11/16/22	1,500,000	1,711
Societe Generale, VR, 2.50%, 9/16/26 (3)	2,400,000	2,580
		11,875
Government Bonds 3.6%
Dexia Credit Local, 0.625%, 1/21/22	2,150,000	2,407
Republic of France, 1.75%, 11/25/24	23,496,992	28,530
Republic of France, 1.75%, 5/25/66 (1)	350,064	512
Republic of France, 3.25%, 5/25/45	2,663,450	4,694
		36,143
Total France (Cost $49,059)		48,018

GERMANY 1.3%
Corporate Bonds 0.9%
Allianz, VR, 3.375% (3)(4)	2,300,000	2,587
Consus Real Estate, 9.625%, 5/15/24 (1)	1,000,000	888
Deutsche Bank, 5.00%, 6/24/20	1,150,000	1,248
E. ON, 1.625%, 5/22/29	2,520,000	2,825
ProSiebenSat. 1 Media, 2.625%, 4/15/21 (2)	1,495,000	1,636
		9,184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.4%
KfW, 4.70%, 6/2/37 (CAD)	924,000	890
KfW, 6.00%, 8/20/20 (AUD)	4,576,000	2,870
		3,760
Total Germany (Cost $15,619)		12,944

ICELAND 0.9%
Corporate Bonds 0.2%
Arion Banki, 1.00%, 3/20/23 (EUR)	1,500,000	1,607
		1,607
Government Bonds 0.7%
Landsbankinn, 1.625%, 3/15/21 (EUR)	5,939,000	6,601
		6,601
Total Iceland (Cost $8,151)		8,208

INDIA 2.3%
Corporate Bonds 0.9%
ABJA Investment, 5.45%, 1/24/28 (USD)	1,369,000	1,021
Housing Development Finance, 6.875%, 4/30/20	600,000,000	7,987
		9,008
Government Bonds 1.4%
Government of India, 8.20%, 9/24/25	303,100,000	4,360
Government of India, 8.40%, 7/28/24	674,470,000	9,788
		14,148
Total India (Cost $25,993)		23,156

INDONESIA 2.3%
Corporate Bonds 0.1%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	20,200,000,000	1,227
		1,227
Government Bonds 2.2%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	6,942,000	8,153
Republic of Indonesia, 6.125%, 5/15/28	100,290,000,000	5,419
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Indonesia, 7.00%, 5/15/27	62,710,000,000	3,667
Republic of Indonesia, 8.375%, 3/15/24	58,076,000,000	3,709
Republic of Indonesia, 8.75%, 5/15/31	18,938,000,000	1,186
		22,134
Total Indonesia (Cost $27,157)		23,361

IRELAND 3.4%
Corporate Bonds 0.2%
XLIT, VR, 3.25%, 6/29/47 (3)	1,600,000	1,740
		1,740
Government Bonds 3.2%
Republic of Ireland, 1.00%, 5/15/26	11,128,555	13,101
Republic of Ireland, 1.35%, 3/18/31	6,177,000	7,651
Republic of Ireland, 1.50%, 5/15/50	700,000	906
Republic of Ireland, 2.00%, 2/18/45	1,100,000	1,571
Republic of Ireland, 5.40%, 3/13/25	6,322,700	8,900
		32,129
Total Ireland (Cost $33,925)		33,869

ISRAEL 3.0%
Corporate Bonds 0.1%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	285,000	286
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR) (1)	210,000	225
		511
Government Bonds 2.9%
State of Israel, 1.50%, 1/18/27 (EUR)	3,044,000	3,477
State of Israel, 1.75%, 8/31/25	56,066,389	16,649
State of Israel, 5.50%, 1/31/42	20,700,000	9,489
		29,615
Total Israel (Cost $27,529)		30,126

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ITALY 1.2%
Corporate Bonds 0.3%
FCA Bank, 0.50%, 9/13/24	1,000,000	1,005
UniCredit, 2.00%, 3/4/23	1,414,000	1,543
		2,548
Government Bonds 0.9%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67	7,827,000	9,094
		9,094
Total Italy (Cost $10,836)		11,642

JAPAN 13.2%
Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	2,280,000	2,634
		2,634
Government Bonds 12.9%
Government of Japan, 0.60%, 6/20/37	770,000,000	7,515
Government of Japan, 0.70%, 3/20/37	1,681,150,000	16,656
Government of Japan, 1.20%, 12/20/34	3,076,300,000	32,474
Government of Japan, 1.40%, 9/20/34	1,059,550,000	11,458
Government of Japan, 1.70%, 9/20/44	1,124,550,000	13,687
Government of Japan, 2.20%, 9/20/39	215,600,000	2,719
Government of Japan, 2.50%, 9/20/37	2,069,250,000	26,443
Government of Japan, Inflation Indexed, 0.10%, 3/10/24	560,249,700	5,200
Government of Japan, Inflation Indexed, 0.10%, 9/10/24	484,738,300	4,499
Government of Japan, Inflation Indexed, 0.10%, 3/10/25	976,892,800	9,078
		129,729
Total Japan (Cost $125,044)		132,363

LATVIA 1.9%
Government Bonds 1.9%
Republic of Latvia, 0.375%, 10/7/26 (EUR)	12,000,000	13,329
Republic of Latvia, 1.875%, 2/19/49 (EUR) (2)	4,035,000	5,801
Total Latvia (Cost $17,740)		19,130
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29	800,000	791
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	2,000,000	2,182
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (5)	169,499	56
Total Luxembourg (Cost $3,227)		3,029

MALAYSIA 2.7%
Government Bonds 2.7%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	6,600,000	5,808
Government of Malaysia, 4.736%, 3/15/46	84,760,000	20,950
Total Malaysia (Cost $26,930)		26,758

MEXICO 1.4%
Corporate Bonds 0.2%
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (3)	1,900,000	1,596
Cemex, 6.125%, 5/5/25 (USD) (2)	200,000	179
Sigma Alimentos, 4.125%, 5/2/26 (USD) (2)	200,000	187
		1,962
Government Bonds 1.2%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)	6,134,000	5,831
United Mexican States, 7.50%, 6/3/27	19,184,800	823
United Mexican States, 10.00%, 12/5/24	115,873,900	5,524
		12,178
Total Mexico (Cost $18,069)		14,140

MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	2,083,000	2,320
Total Morocco (Cost $2,426)		2,320

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 0.4%
Corporate Bonds 0.4%
ABN AMRO Bank, 6.375%, 4/27/21	745,000	849
LeasePlan, VR, 7.375% (3)(4)	1,500,000	1,334
Summer BidCo, 9.00%, 11/15/25 (5)	1,245,000	1,231
Trivium Packaging Finance, 3.75%, 8/15/26 (1)	175,000	175
Ziggo, 2.875%, 1/15/30	100,000	101
Ziggo, 2.875%, 1/15/30 (1)	510,000	514
Total Netherlands (Cost $5,050)		4,204

NORWAY 0.4%
Corporate Bonds 0.4%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	3,245,000	3,775
Total Norway (Cost $3,616)		3,775

PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	1,450,000	1,261
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)(2)	1,300,000	1,200
Total Panama (Cost $2,777)		2,461

PHILIPPINES 0.3%
Corporate Bonds 0.3%
ICTSI Treasury, 5.875%, 9/17/25 (USD) (2)	2,556,000	2,741
Total Philippines (Cost $2,705)		2,741

PORTUGAL 0.4%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (3)	1,600,000	1,319
		1,319

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.3%
Republic of Portugal, 4.10%, 2/15/45 (1)	1,655,000	2,769
		2,769
Total Portugal (Cost $4,902)		4,088

ROMANIA 2.6%
Government Bonds 2.6%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1)	655,000	650
Republic of Romania, 2.375%, 4/19/27 (EUR)	2,805,000	3,139
Republic of Romania, 2.875%, 10/28/24 (EUR)	305,000	350
Republic of Romania, 2.875%, 3/11/29 (EUR)	943,000	1,085
Republic of Romania, 4.25%, 6/28/23	16,040,000	3,703
Republic of Romania, 4.625%, 9/18/20 (EUR)	2,850,000	3,193
Republic of Romania, 4.75%, 2/24/25	17,535,000	4,105
Republic of Romania, 5.00%, 2/12/29	33,545,000	7,745
Republic of Romania, 5.80%, 7/26/27	10,670,000	2,651
Total Romania (Cost $28,401)		26,621

RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27	168,707,000	2,342
Total Russia (Cost $2,993)		2,342

SAUDI ARABIA 0.2%
Government Bonds 0.2%
Saudi Arabian Oil, 3.50%, 4/16/29 (USD) (1)	2,500,000	2,477
Total Saudi Arabia (Cost $2,487)		2,477

SERBIA 0.7%
Government Bonds 0.7%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)	4,800,000	4,862
Republic of Serbia, 5.75%, 7/21/23	250,180,000	2,590
Total Serbia (Cost $7,868)		7,452
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

SINGAPORE 0.5%
Government Bonds 0.5%
Government of Singapore, 3.125%, 9/1/22	7,416,000	5,504
Total Singapore (Cost $5,611)		5,504

SLOVENIA 2.5%
Government Bonds 2.5%
Republic of Slovenia, 1.25%, 3/22/27 (2)	6,853,000	8,125
Republic of Slovenia, 1.50%, 3/25/35	2,462,000	3,009
Republic of Slovenia, 2.125%, 7/28/25	5,595,000	6,863
Republic of Slovenia, 4.625%, 9/9/24	1,526,000	2,041
Republic of Slovenia, 5.125%, 3/30/26	1,188,000	1,703
Republic of Slovenia, 5.25%, 2/18/24 (USD)	3,138,000	3,537
Total Slovenia (Cost $24,637)		25,278

SOUTH AFRICA 2.2%
Corporate Bonds 0.9%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	3,000,000	2,565
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)	4,976,000	3,734
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	2,700,000	2,598
		8,897
Government Bonds 1.3%
Republic of South Africa, 8.00%, 1/31/30	27,550,000	1,265
Republic of South Africa, 10.50%, 12/21/26	211,755,014	12,091
		13,356
Total South Africa (Cost $29,924)		22,253

SPAIN 3.2%
Corporate Bonds 1.3%
Abertis Infraestructuras, 3.00%, 3/27/31	1,300,000	1,357
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24	1,000,000	1,013
Banco Santander, 1.375%, 2/9/22	1,500,000	1,638
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CaixaBank, VR, 2.75%, 7/14/28 (3)	4,600,000	4,743
Cirsa Finance International, 6.25%, 12/20/23 (1)	1,180,000	871
Inmobiliaria Colonial Socimi, 2.728%, 6/5/23	1,600,000	1,842
Telefonica Emisiones, 1.788%, 3/12/29	500,000	554
Telefonica Emisiones, 1.957%, 7/1/39	950,000	966
		12,984
Government Bonds 1.9%
Kingdom of Spain, 0.60%, 10/31/29 (1)	13,904,000	15,308
Kingdom of Spain, 1.40%, 7/30/28 (1)	2,970,000	3,503
		18,811
Total Spain (Cost $34,382)		31,795

SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	3,100,000	2,093
Total Sri Lanka (Cost $3,131)		2,093

SUPRANATIONAL 0.8%
Government Bonds 0.8%
European Investment Bank, 1.25%, 5/12/25 (SEK)	61,450,000	6,489
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	2,260,000	1,890
Total Supranational (Cost $9,039)		8,379

SWEDEN 0.7%
Corporate Bonds 0.7%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)	2,210,000	2,402
Stadshypotek, 2.00%, 9/1/28	42,000,000	4,642
Total Sweden (Cost $7,501)		7,044

SWITZERLAND 0.6%
Corporate Bonds 0.6%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (3)	1,069,000	1,259

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

UBS AG London, 1.375%, 4/16/21 (EUR)	4,065,000	4,558
Total Switzerland (Cost $5,866)		5,817

THAILAND 0.6%

Government Bonds 0.6%
Kingdom of Thailand, 3.65%, 6/20/31	165,440,000	5,984
Total Thailand (Cost $5,685)		5,984

UNITED KINGDOM 8.1%

Corporate Bonds 2.7%
AA Bond, 5.50%, 7/31/22 (2)	1,354,000	1,021
Barclays, 1.875%, 12/8/23 (EUR)	2,814,000	3,010
BP Capital Markets, 1.573%, 2/16/27 (EUR)	1,000,000	1,082
Cabot Financial Luxembourg, 7.50%, 10/1/23	1,605,000	1,848
Eastern Power Networks, 5.75%, 3/8/24	38,000	54
eG Global Finance, 4.375%, 2/7/25 (EUR) (1)	670,000	544
FCE Bank, 0.869%, 9/13/21 (EUR)	850,000	832
FCE Bank, 1.66%, 2/11/21 (EUR)	886,000	912
FCE Bank, 3.25%, 11/19/20	1,313,000	1,604
HBOS, 5.374%, 6/30/21 (EUR)	600,000	675
HSBC Bank, 4.75%, 3/24/46	707,000	898
HSBC Bank, 6.50%, 7/7/23	12,000	16
InterContinental Hotels Group, 3.875%, 11/28/22	1,729,000	2,093
Jerrold Finco, 4.875%, 1/15/26 (1)	580,000	616
Leeds Building Society, 2.625%, 4/1/21 (EUR)	1,375,000	1,539
Marks & Spencer, 4.75%, 6/12/25	1,051,000	1,274
Next Group, 3.625%, 5/18/28	1,787,000	2,169
Next Group, 4.375%, 10/2/26	540,000	703
Pinnacle Bidco, 6.375%, 2/15/25 (1)	396,000	327
Pinnacle Bidco, 6.375%, 2/15/25	145,000	120
RSA Insurance Group, VR, 5.125%, 10/10/45 (3)	1,190,000	1,552
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	104,000	148
Sky, 1.875%, 11/24/23 (EUR)	1,681,000	1,924
Tesco, 6.125%, 2/24/22	780,000	1,026
Victoria, 5.25%, 7/15/24 (EUR) (1)(2)	440,000	356
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Virgin Media Secured Finance, 4.25%, 1/15/30 (1)	750,000	839
		27,182
Government Bonds 5.4%
Government of the United Kingdom, 1.25%, 7/22/27	28,711,000	38,426
Government of the United Kingdom, 1.625%, 10/22/71	2,161,000	3,864
Government of the United Kingdom, 4.25%, 12/7/46	5,383,792	12,140
		54,430
Total United Kingdom (Cost $86,694)		81,612

UNITED STATES 4.4%

Corporate Bonds 4.4%
American International Group, 5.00%, 4/26/23 (GBP)	250,000	335
Bank of America, VR, 1.379%, 2/7/25 (EUR) (3)	1,414,000	1,525
Bausch Health, 4.50%, 5/15/23 (EUR)	470,000	495
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	1,018,000	1,293
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	2,070,000	2,273
Capital One Financial, 1.65%, 6/12/29 (EUR)	2,100,000	1,943
Constellium, 4.25%, 2/15/26 (EUR)	1,260,000	1,040
DH Europe Finance, 0.45%, 3/18/28 (EUR)	275,000	271
DH Europe Finance, 0.75%, 9/18/31 (EUR)	385,000	369
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)
(2)	1,200,000	1,488
Fiserv, 0.375%, 7/1/23 (EUR)	270,000	289
Fiserv, 3.00%, 7/1/31 (GBP)	1,800,000	2,209
General Electric, 0.875%, 5/17/25 (EUR)	1,800,000	1,798
General Electric, 1.875%, 5/28/27 (EUR)	2,975,000	3,031
General Electric, 2.125%, 5/17/37 (EUR)	1,450,000	1,219
General Motors Financial, 2.20%, 4/1/24 (EUR)	1,430,000	1,334
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	2,204,000	2,355
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	234,000	301
Honeywell International, 0.75%, 3/10/32 (EUR)	1,095,000	1,101
Kosmos Energy, 7.125%, 4/4/26 (1)(2)	2,535,000	1,369
Morgan Stanley, 1.375%, 10/27/26 (EUR)	2,269,000	2,382
Netflix, 4.625%, 5/15/29 (EUR)	2,455,000	2,760
Prologis, 2.25%, 6/30/29 (GBP)	1,252,000	1,526

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Refinitiv U.S. Holdings, 4.50%, 5/15/26 (EUR) (1)	1,470,000	1,598
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	1,640,000	1,698
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	955,000	904
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	156,000	172
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)	2,350,000	2,564
Westlake Chemical, 1.625%, 7/17/29 (EUR)	5,000,000	4,894
Total United States (Cost $49,608)		44,536

SHORT-TERM INVESTMENTS 6.6%
Money Market Funds 4.9%
T. Rowe Price Government Reserve Fund, 0.95% (6)(7)	49,896,748	49,897
		49,897
U. S. Treasury Obligations 1.7%
U. S. Treasury Bills, 0.605%, 5/21/20 (8)	17,147,000	17,145
		17,145
Total Short-Term Investments (Cost $67,029)		67,042

SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.3%
Short-Term Funds 1.3%
T. Rowe Price Short-Term Fund, 1.28% (6)(7)	1,291,017	12,910
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		12,910
Total Securities Lending Collateral (Cost $12,910)		12,910

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value

	USD Put/BRL Call, 5/26/20 @ 4.23
BNP Paribas	(BRL)(9)	1	16,600	—
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit iTraxx
	Crossover-S32, 5 Year Index,
	12/20/24), Receive 5.00% Quarterly,
Goldman	Pay upon credit default, 5/20/20 @
Sachs	3.00%* (EUR) (9)	1	20,300	23
Total Options Purchased (Cost $383)				23
Total Investments in Securities 99.1%
(Cost $1,038,124)				$999,392

Other Assets Less Liabilities 0.9%				9,565

Net Assets 100.0%				$1,008,957

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $77,722 and represents 7.7% of net assets.
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9)	Non-income producing
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M CZK
PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore China Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PIK	Payment-in-kind
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.2)%

OTC Options Written (0.2)%

Counterparty	Description	Contracts	Notional Amount	$ Value

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Crossover-S32, 5 Year Index,
	12/20/24), Pay 5.00% Quarterly,
Goldman	Receive upon credit default, 5/20/20
Sachs	@ 3.38%* (EUR)	1	20,300	(2,155)

Total Options Written (Premiums $(301))				$(2,155)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Sold (0.1)%

Greece (0.1)%

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22 (USD)	1,450	(10)	(29)	19

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD)	3,672	(146)	(145)	(1)

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD)	1,700	(186)	(83)	(103)

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20 (USD)	2,160	5	(30)	35

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21 (USD)	2,160	(8)	(86)	78

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	380	(12)	(20)	8

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD)	2,800	(112)	(15)	(97)

Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25 (USD)	1,356	(64)	(80)	16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD)	833	(33)	(6)	(27)

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD)	572	(27)	(27)	—

Total Greece			(521)	(72)

Total Bilateral Credit Default Swaps, Protection Sold			(521)	(72)

Total Return Swaps (0.0)%

Foreign/Europe (0.0)%

JPMorgan Chase, Receive Underlying
Reference: Markit iBoxx EUR Liquid High Yield
Index At Maturity, Pay Variable (0.408)% (3M
EURIBOR) Quarterly, 6/20/20	1,500	(216)	—	(216)

Total Foreign/Europe			—	(216)

Total Bilateral Total Return Swaps			—	(216)

Total Bilateral Swaps			(521)	(288)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Foreign/Europe 0.0%

Protection Sold (Relevant Credit: Markit iTraxx
Crossover-S32, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default,12/20/24	25,250	67	95	(28)

Total Foreign/Europe				(28)

Total Centrally Cleared Credit Default Swaps, Protection Sold				(28)

Interest Rate Swaps 0.0%

Czech Republic 0.2%

2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/13/22	478,062	448	1	447

2 Year Interest Rate Swap, Receive Fixed
2.220% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/12/22	1,211,089	1,146	—	1,146

2 Year Interest Rate Swap, Receive Fixed
2.223% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/14/22	956,123	905	1	904

2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/21/22	457,225	436	—	436

2 Year Interest Rate Swap, Receive Fixed
2.235% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/22	432,501	415	—	415

2 Year Interest Rate Swap, Receive Fixed
2.238% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/19/22	432,500	417	1	416

2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/22	432,500	419	—	419

10 Year Interest Rate Swap, Pay Fixed 1.570%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/12/30	206,315	(646)	—	(646)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.600%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/13/30	63,482	(206)	1	(207)

10 Year Interest Rate Swap, Pay Fixed 1.678%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/14/30	158,704	(567)	1	(568)

10 Year Interest Rate Swap, Pay Fixed 1.690%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/30	71,700	(261)	—	(261)

10 Year Interest Rate Swap, Pay Fixed 1.693%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/21/30	74,899	(273)	—	(273)

10 Year Interest Rate Swap, Pay Fixed 1.705%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/19/30	71,700	(264)	1	(265)

10 Year Interest Rate Swap, Pay Fixed 1.710%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/30	71,700	(266)	—	(266)

Total Czech Republic				1,697

Poland (0.2)%

5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,10/19/22	105,000	(1,149)	—	(1,149)

10 Year Interest Rate Swap, Pay Fixed 1.710%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,12/19/29	12,500	(183)	1	(184)

10 Year Interest Rate Swap, Pay Fixed 1.775%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,10/22/29	5,882	(96)	—	(96)

10 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,10/22/29	4,118	(68)	—	(68)
10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29	4,178	(69)	2	(71)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/6/29	2,089	(35)	—	(35)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/5/29	2,089	(36)	—	(36)
10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29	2,089	(35)	1	(36)
10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/7/29	2,057	(38)	—	(38)
10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,2/14/28	14,789	(597)	—	(597)
Total Poland				(2,310)

Total Centrally Cleared Interest Rate Swaps				(613)

Total Centrally Cleared Swaps				(641)
Net payments (receipts) of variation margin to date				563

Variation margin receivable (payable) on centrally cleared
swaps				$(78)

*Market Price at March 31, 2020
** Includes interest purchased or sold but not yet collected of $--.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America	4/9/20	KRW	10,550,912	USD	9,140 $	(473)
Bank of America	4/9/20	USD	6,135	IDR	85,944,940	871
Bank of America	4/9/20	USD	1,470	KRW	1,884,564	(78)
Bank of America	4/16/20	USD	1,867	CZK	46,146	10
Bank of America	4/16/20	USD	1,712	CZK	42,728	(7)
Bank of America	4/17/20	DKK	28,813	USD	4,316	(57)
Bank of America	4/17/20	RUB	35,296	USD	570	(120)
Bank of America	4/23/20	USD	5,354	ILS	18,475	134
Bank of America	4/24/20	AUD	4,920	USD	3,400	(374)
Bank of America	4/24/20	JPY	4,621,492	USD	42,212	825
Bank of America	4/30/20	USD	5,126	EUR	4,713	(78)
Bank of America	6/5/20	MYR	2,007	USD	459	5
Bank of America	6/5/20	THB	29,092	USD	895	(9)
Bank of America	6/12/20	USD	1,917	CNH	13,501	15
Bank of America	7/17/20	CZK	42,728	USD	1,716	6
Bank of America	7/17/20	CZK	46,146	USD	1,871	(11)
Barclays Bank	4/9/20	USD	26,703	INR	1,944,005	1,063
Barclays Bank	6/5/20	THB	39,508	USD	1,198	6
Barclays Bank	6/5/20	USD	8,732	CLP	7,057,367	472
BNP Paribas	4/7/20	TRY	16,803	USD	2,802	(267)
BNP Paribas	4/9/20	INR	208,150	USD	2,887	(142)
BNP Paribas	4/9/20	KRW	531,578	USD	451	(15)
BNP Paribas	4/16/20	RON	8,308	USD	1,926	(33)
BNP Paribas	4/16/20	USD	11,922	RON	51,892	99
BNP Paribas	4/23/20	ILS	1,146	USD	334	(10)
BNP Paribas	4/24/20	USD	558	AUD	931	(15)
BNP Paribas	4/24/20	USD	515	CAD	691	24
BNP Paribas	4/24/20	USD	1,540	CAD	2,192	(18)
BNP Paribas	4/24/20	USD	3,147	JPY	337,587	3
BNP Paribas	4/24/20	USD	16,459	JPY	1,829,573	(578)
BNP Paribas	4/30/20	EUR	12,963	USD	14,507	(193)
BNP Paribas	4/30/20	USD	508	EUR	457	3
BNP Paribas	4/30/20	USD	2,423	EUR	2,197	(3)
BNP Paribas	5/15/20	PLN	3,185	USD	768	2
BNP Paribas	5/15/20	PLN	19,006	USD	4,881	(288)
BNP Paribas	5/22/20	GBP	907	USD	1,096	32
BNP Paribas	5/22/20	USD	2,165	GBP	1,696	56
BNP Paribas	5/22/20	USD	1,053	GBP	869	(28)
BNP Paribas	6/2/20	USD	10,990	BRL	48,161	1,760
BNP Paribas	6/5/20	CLP	2,252,473	USD	2,625	12
BNP Paribas	6/5/20	MYR	5,589	USD	1,261	33
BNP Paribas	6/5/20	USD	13,252	CLP	10,697,823	731
BNP Paribas	6/12/20	USD	1,171	CNH	8,250	9
BNP Paribas	6/12/20	ZAR	13,894	USD	828	(59)
Canadian Imperial Bank of
Commerce	4/24/20	AUD	3,290	USD	1,996	28
Canadian Imperial Bank of
Commerce	4/24/20	CAD	8,922	USD	6,733	(391)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Canadian Imperial Bank of
Commerce	4/24/20	CHF	309 USD	321 $	1
Canadian Imperial Bank of
Commerce	4/24/20	JPY	273,598 USD	2,485	63
Canadian Imperial Bank of
Commerce	4/24/20	USD	7,714 CAD	10,504	247
Canadian Imperial Bank of
Commerce	4/30/20	EUR	1,348 USD	1,469	19
Canadian Imperial Bank of
Commerce	4/30/20	EUR	2,830 USD	3,136	(11)
Canadian Imperial Bank of
Commerce	4/30/20	USD	671 EUR	618	(11)
Canadian Imperial Bank of
Commerce	6/12/20	CNH	32,827 USD	4,634	(10)
Citibank	4/7/20	USD	2,765 TRY	16,803	230
Citibank	4/9/20	KRW	16,711,017 USD	14,339	(613)
Citibank	4/16/20	CZK	211,362 USD	9,306	(802)
Citibank	4/16/20	RSD	297,589 USD	2,747	46
Citibank	4/16/20	USD	436 RSD	46,829	(4)
Citibank	4/17/20	MXN	153,250 USD	8,105	(1,662)
Citibank	4/23/20	ILS	7,315 USD	2,018	49
Citibank	4/23/20	ILS	79,621 USD	22,517	(17)
Citibank	4/23/20	USD	15,517 ILS	53,348	441
Citibank	4/24/20	AUD	20,951 USD	12,654	235
Citibank	4/24/20	AUD	13,530 USD	8,654	(330)
Citibank	4/24/20	CAD	52,811 USD	40,420	(2,882)
Citibank	4/24/20	CHF	10,509 USD	10,933	(1)
Citibank	4/24/20	JPY	8,775,211 USD	80,567	1,150
Citibank	4/24/20	NOK	19,984 USD	2,235	(312)
Citibank	4/24/20	USD	1,025 AUD	1,616	31
Citibank	4/24/20	USD	2,742 AUD	4,717	(160)
Citibank	4/24/20	USD	7,825 CAD	11,126	(83)
Citibank	4/24/20	USD	10,296 JPY	1,124,909	(179)
Citibank	4/30/20	EUR	28,258 USD	30,688	517
Citibank	4/30/20	EUR	1,828 USD	2,051	(33)
Citibank	4/30/20	USD	2,339 EUR	2,109	11
Citibank	4/30/20	USD	3,588 EUR	3,302	(58)
Citibank	5/15/20	PLN	2,894 USD	735	(35)
Citibank	5/22/20	GBP	12,135 USD	14,887	201
Citibank	5/22/20	SEK	41,744 USD	4,148	77
Citibank	5/22/20	USD	14,377 SEK	138,244	386
Citibank	7/16/20	USD	22,587 ILS	79,620	(13)
Credit Suisse	4/9/20	USD	6,142 IDR	85,944,940	878
Credit Suisse	4/30/20	USD	2,445 EUR	2,254	(44)
Credit Suisse	6/2/20	BRL	19,978 USD	4,417	(588)
Credit Suisse	6/5/20	CLP	4,922,672 USD	5,753	9
Credit Suisse	6/5/20	CLP	2,790,097 USD	3,313	(48)
Deutsche Bank	4/16/20	USD	357 CZK	8,832	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Deutsche Bank	4/16/20	USD	708	CZK	17,621 $	(1)
Deutsche Bank	4/24/20	JPY	363,392	USD	3,325	59
Deutsche Bank	4/30/20	EUR	3,515	USD	3,828	53
Deutsche Bank	4/30/20	EUR	215	USD	238	—
Deutsche Bank	4/30/20	USD	700	EUR	632	2
Deutsche Bank	6/5/20	USD	1,703	MYR	7,073	66
Deutsche Bank	7/17/20	CZK	17,621	USD	709	1
Deutsche Bank	7/17/20	CZK	8,832	USD	357	(2)
Goldman Sachs	4/9/20	IDR	85,985,116	USD	5,237	30
Goldman Sachs	4/9/20	KRW	3,916,836	USD	3,196	22
Goldman Sachs	4/9/20	USD	2,840	TWD	84,575	40
Goldman Sachs	4/17/20	USD	10,450	MXN	212,481	1,516
Goldman Sachs	4/24/20	CAD	1,569	USD	1,105	10
Goldman Sachs	4/24/20	JPY	4,898,238	USD	44,774	840
Goldman Sachs	4/24/20	USD	4,345	AUD	7,397	(206)
Goldman Sachs	4/24/20	USD	1,337	CAD	1,918	(26)
Goldman Sachs	4/24/20	USD	7,020	JPY	782,130	(263)
Goldman Sachs	4/30/20	EUR	24,193	USD	27,118	(403)
Goldman Sachs	4/30/20	USD	49,600	EUR	44,813	114
Goldman Sachs	6/2/20	BRL	9,066	USD	2,013	(275)
Goldman Sachs	6/5/20	THB	61,768	USD	1,912	(30)
Goldman Sachs	6/5/20	USD	3,139	THB	99,362	110
Goldman Sachs	7/10/20	USD	5,135	IDR	85,985,116	(47)
HSBC Bank	4/9/20	KRW	2,869,644	USD	2,349	8
HSBC Bank	4/9/20	TWD	169,150	USD	5,594	7
HSBC Bank	4/9/20	USD	497	KRW	580,139	21
HSBC Bank	4/9/20	USD	2,841	TWD	84,575	41
HSBC Bank	4/17/20	RUB	79,456	USD	1,006	7
HSBC Bank	4/17/20	USD	1,324	RUB	102,741	14
HSBC Bank	4/23/20	USD	687	ILS	2,501	(20)
HSBC Bank	4/24/20	AUD	4,423	USD	3,059	(338)
HSBC Bank	4/30/20	EUR	1,020	USD	1,125	1
HSBC Bank	4/30/20	USD	491	EUR	443	1
HSBC Bank	4/30/20	USD	836	EUR	757	(1)
HSBC Bank	6/5/20	THB	34,398	USD	1,054	(5)
HSBC Bank	6/5/20	USD	5,602	MYR	23,694	117
HSBC Bank	6/12/20	CNH	93,390	USD	13,277	(121)
HSBC Bank	6/12/20	USD	2,808	CNH	19,769	23
HSBC Bank	7/10/20	USD	5,672	TWD	169,150	2
JPMorgan Chase	4/9/20	KRW	887,271	USD	750	(22)
JPMorgan Chase	4/9/20	USD	271	IDR	3,733,314	42
JPMorgan Chase	4/9/20	USD	741	INR	53,136	40
JPMorgan Chase	4/16/20	CZK	4,556	USD	201	(17)
JPMorgan Chase	4/16/20	RON	2,672	USD	607	2
JPMorgan Chase	4/16/20	USD	284	RON	1,254	(2)
JPMorgan Chase	4/17/20	RUB	18,622	USD	295	(58)
JPMorgan Chase	4/17/20	USD	635	MXN	14,943	7
JPMorgan Chase	4/24/20	AUD	4,960	USD	2,918	133
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
JPMorgan Chase	4/24/20	AUD	137 USD	91 $	(6)
JPMorgan Chase	4/24/20	CAD	113 USD	85	(4)
JPMorgan Chase	4/24/20	JPY	186,027 USD	1,701	31
JPMorgan Chase	4/24/20	NZD	3,441 USD	2,277	(224)
JPMorgan Chase	4/24/20	USD	818 AUD	1,337	(4)
JPMorgan Chase	4/24/20	USD	392 CHF	379	(2)
JPMorgan Chase	4/24/20	USD	4,576 JPY	493,623	(21)
JPMorgan Chase	4/30/20	EUR	565 USD	615	9
JPMorgan Chase	4/30/20	EUR	7,954 USD	8,919	(136)
JPMorgan Chase	4/30/20	USD	1,731 EUR	1,554	15
JPMorgan Chase	4/30/20	USD	288 EUR	268	(7)
JPMorgan Chase	5/22/20	GBP	379 USD	451	21
JPMorgan Chase	5/22/20	GBP	767 USD	994	(41)
JPMorgan Chase	5/22/20	USD	1,297 GBP	1,045	(2)
JPMorgan Chase	6/5/20	USD	759 THB	24,092	25
JPMorgan Chase	6/12/20	CNH	30,086 USD	4,245	(6)
JPMorgan Chase	6/12/20	USD	4,569 CNH	32,200	33
Morgan Stanley	4/23/20	USD	5,360 ILS	18,475	139
Morgan Stanley	4/24/20	JPY	4,186,322 USD	38,282	702
Morgan Stanley	4/24/20	USD	3,140 AUD	5,389	(175)
Morgan Stanley	4/24/20	USD	3,527 JPY	365,261	126
Morgan Stanley	4/24/20	USD	428 JPY	45,995	—
Morgan Stanley	4/30/20	EUR	11,220 USD	12,557	(168)
Morgan Stanley	5/22/20	GBP	2,895 USD	3,489	110
Morgan Stanley	6/2/20	USD	1,521 BRL	6,637	249
Morgan Stanley	6/5/20	CLP	2,252,473 USD	2,616	20
Morgan Stanley	6/5/20	USD	774 THB	24,458	28
Morgan Stanley	6/12/20	USD	824 CNH	5,826	3
Morgan Stanley	6/12/20	USD	1,749 SGD	2,427	39
Natwest Bank	4/24/20	USD	729 JPY	79,926	(15)
RBC Dominion Securities	4/24/20	JPY	328,000 USD	3,029	26
RBC Dominion Securities	4/24/20	USD	861 CAD	1,191	15
RBC Dominion Securities	4/30/20	EUR	263 USD	293	(3)
RBC Dominion Securities	4/30/20	USD	860 EUR	788	(10)
Standard Chartered	4/24/20	USD	5,252 JPY	566,246	(21)
Standard Chartered	4/30/20	EUR	960 USD	1,072	(12)
Standard Chartered	6/5/20	USD	6,459 MYR	26,835	247
State Street	4/24/20	JPY	218,607 USD	2,033	3
State Street	4/30/20	EUR	117 USD	130	(1)
State Street	4/30/20	USD	11,365 EUR	10,176	128
State Street	5/22/20	GBP	23,781 USD	31,041	(1,473)
State Street	6/2/20	USD	1,542 BRL	6,769	245
UBS Investment Bank	4/9/20	KRW	2,334,077 USD	1,899	19
UBS Investment Bank	4/16/20	CZK	211,362 USD	9,303	(799)
UBS Investment Bank	4/16/20	RON	9,118 USD	2,049	28
UBS Investment Bank	4/16/20	RON	892 USD	205	(2)
UBS Investment Bank	4/16/20	USD	10,093 CZK	250,250	24
UBS Investment Bank	4/16/20	USD	2,120 CZK	52,825	(6)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
UBS Investment Bank	4/16/20	USD	2,248 RON	9,750 $	27
UBS Investment Bank	4/16/20	USD	1,411 RON	6,219	(5)
UBS Investment Bank	4/17/20	HUF	462,279 USD	1,549	(135)
UBS Investment Bank	4/17/20	MXN	23,364 USD	1,231	(248)
UBS Investment Bank	4/23/20	ILS	4,717 USD	1,285	48
UBS Investment Bank	4/24/20	CAD	506 USD	388	(28)
UBS Investment Bank	4/24/20	JPY	1,175,444 USD	10,877	69
UBS Investment Bank	4/24/20	USD	448 AUD	769	(25)
UBS Investment Bank	4/24/20	USD	1,541 CAD	2,227	(42)
UBS Investment Bank	4/24/20	USD	1,016 CHF	987	(11)
UBS Investment Bank	4/24/20	USD	3,112 JPY	341,124	(65)
UBS Investment Bank	4/30/20	EUR	12,769 USD	13,956	144
UBS Investment Bank	4/30/20	EUR	2,130 USD	2,367	(14)
UBS Investment Bank	4/30/20	USD	2,363 EUR	2,104	39
UBS Investment Bank	4/30/20	USD	7,477 EUR	6,821	(55)
UBS Investment Bank	5/22/20	GBP	7,351 USD	8,796	344
UBS Investment Bank	5/22/20	GBP	161 USD	210	(9)
UBS Investment Bank	5/22/20	SEK	61,666 USD	6,213	28
UBS Investment Bank	5/22/20	USD	25,737 GBP	19,946	937
UBS Investment Bank	5/22/20	USD	2,336 GBP	2,004	(156)
UBS Investment Bank	6/5/20	USD	4,386 CLP	3,555,215	225
UBS Investment Bank	6/12/20	USD	2,193 CNH	15,410	22
UBS Investment Bank	6/12/20	USD	1,401 CNH	10,003	(8)
UBS Investment Bank	6/12/20	USD	16,831 ZAR	268,607	1,958
UBS Investment Bank	6/12/20	ZAR	10,545 USD	606	(22)
UBS Investment Bank	7/17/20	CZK	52,825 USD	2,124	5
UBS Investment Bank	7/17/20	CZK	250,250 USD	10,115	(30)
UBS Investment Bank	7/17/20	USD	2,320 CZK	57,891	(13)
Net unrealized gain (loss) on open forward
currency exchange contracts					$3,267

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 238 Euro BOBL contracts	6/20	(35,491)	$242
Long, 116 Euro BTP contracts	6/20	18,091	1,131
Short, 17 Euro BUND contracts	6/20	(3,234)	49
Short, 26 Euro BUXL thirty year bond contracts	6/20	(6,019)	218
Long, 245 Euro OAT contracts	6/20	45,182	(1,072)
Short, 276 Euro SCHATZ contracts	6/20	(34,151)	63
Long, 288 Government of Australia ten year bond
contracts	6/20	26,680	(76)
Short, 69 Government of Canada ten year bond
contracts	6/20	(7,214)	(286)
Short, 131 Long Gilt contracts	6/20	(22,160)	(329)
Long, 309 Republic of South Korea ten year bond
contracts	6/20	33,404	(60)
Long, 775 Republic of South Korea three year bond
contracts	6/20	70,895	(43)
Net payments (receipts) of variation margin to date			51

Variation margin receivable (payable) on open futures contracts			$(112)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$131
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$131+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$9,927		¤	¤	$49,897
T. Rowe Price Short-Term
Fund	11,803		¤	¤	12,910
					$62,807^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $131 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $62,807.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INTERNATIONAL BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INTERNATIONAL BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 919,417	$ —	$ 919,417
Short-Term Investments	49,897	17,145	—	67,042
Securities Lending Collateral	12,910	—	—	12,910
Options Purchased	—	23	—	23
Total Securities	62,807	936,585	—	999,392
Swaps	—	5	—	5
Forward Currency Exchange Contracts	—	20,251	—	20,251
Total	$62,807	$ 956,841	$ —	$ 1,019,648
Liabilities
Options Written	$—	$ 2,155	$ —	$ 2,155
Swaps	—	892	—	892
Forward Currency Exchange Contracts	—	16,984	—	16,984
Futures Contracts	112	—	—	112
Total	$112	$ 20,031	$ —	$ 20,143

[1] Includes Corporate Bonds, Government Bonds.